Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurements
Schedule of fair value measurements

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis are summarized below:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$1	$—	$—	$1
Total	$1	$—	$—	$1
Liabilities:
Derivative liability	$—	$—	$4,875	$4,875
Other non-current liabilities:
Public Warrants	4,792	—	—	4,792
Private Warrants	—	146	—	146
Total	$4,792	$146	$4,875	$9,813

December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$24,460	—	—	$24,460
Total	$24,460	—	—	$24,460
Liabilities:
Derivative liability	—	—	—	—
Other non-current liabilities:
Public Warrants	—	—	—	—
Private Warrants	—	—	—	—
Total	—	—	—	—

Schedule of quantitative information regarding the significant unobservable inputs used by the Company related to the derivative liability

	December 31,	December 3,
	2021	2021
Term (in years)	4.9	5.0
Risk-free rate	1.25%	1.13%
Volatility	31.5%	28.0%

Schedule of activity of the Level 3 instruments

Derivative
Liability
Balance as of December 31, 2020	—
Issuance of Notes	$31,620
Change in fair value of derivative liability	(26,745)
Balance as of December 31, 2021	$4,875